Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2012, 2013 and 2014 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(455,038)	41,540	(128,369)

	Thousands of shares
Weighted-average shares outstanding	1,003,578	1,005,417	1,027,024
Effect of dilutive securities:
Stock acquisition rights	—	67	—
Zero coupon convertible bonds	—	65,308	—

Weighted-average shares for diluted EPS computation	1,003,578	1,070,792	1,027,024

	Yen
Basic EPS	(453.42)	41.32	(124.99)

Diluted EPS	(453.42)	38.79	(124.99)

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2012, 2013 and 2014 were 22,417 thousand shares, 17,272 thousand shares and 142,866 thousand shares, respectively. Potential shares were excluded as anti-dilutive for the fiscal years ended March 31, 2012 and 2014 due to Sony incurring a net loss attributable to Sony Corporation’s stockholders for those fiscal years. The potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal year ended March 31, 2013 as the exercise price for those shares was in excess of the average market value of Sony’s common stock for the fiscal year. The zero coupon convertible bonds issued in November 2012 were included in the diluted EPS calculation for the fiscal year ended March 31, 2013 under the if-converted method beginning upon issuance.